Financial Assets and Financial Liabilities - Summary of Current and non-current financial assets (Details) - EUR (€) € in Thousands	Jun. 30, 2024		Dec. 31, 2023
Disclosure Of Financial Assets And Liabilities [Abstract]
Customer sales and services	€ 41,914		€ 43,258
Other receivables	676		140
Loans to employees			18
Loans to employees Non-current	180		180
Trade and other financial receivables Non-current	180		180
Trade And Other Financial Receivables Current, Total	42,590		43,416
Guarantee deposit	1,399		1,341
Other non-current financial assets, Total	1,399		1,341
Guarantee deposit	169		82
Financial investments	5,833		5,728
Other current financial assets, Total	6,002		5,810
Total Non-current	1,579	[1]	1,521
Total Current	€ 48,592		€ 49,226

[1]	Unaudited